8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Loans: [Abstract]
Components of the net deferred tax asset
	2013	2012

Deferred tax assets:
Allowance for loan loss	$ 2,321	$ 2,532
Previous Years AMT	802	802
Loss on Other Equity Investments	51	51
NOL carry-forwards (20 year carry-forward period)	9,125	5,735
Other than temporary impairment charge on AFS securities	-	2,489
Net unrealized loss on securities available-for-sale	430	964
	12,729	12,573

Deferred tax liability:
Depreciation	(285)	(275)
	(285)	(275)
Deferred Tax Asset Valuation Allowance	(2,000)	(4,000)

Net deferred tax assets:	$ 10,444	$ 8,298

Components of income tax expense
	2013	2012

Federal:
Current	$ (735)	$ 114
Deferred	(1,944)	106

Total	$ (2,679)	$ 220

Income tax reconciliation
	2013	2012

Statutory rate applied to earnings (losses) before income taxes	$ (406)	$ 763
Tax exempt interest	(187)	(230)
Deferred Tax Valuation allowance	(2,000)	(170)
Other, net	(86)	(143)

Total	$ (2,679)	$ 220